Segment Reporting (Details) - Schedule of revenue by major customers by reporting segments - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Customer A [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[1],[2]
Customer A [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[2]		[1]	40.00%
Customer B [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[1],[2]
Customer B [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[2]		[1]	23.00%
Customer C [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[3]	17.00%		21.00%
Customer C [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[3]	25.00%		11.00%
Customer D [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[1],[2]
Customer D [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	[2]	18.00%			[1]

[1]	denotes less than 10%
[2]	net sales attributed are reflected in the cannabinoid segments
[3]	net sales attributed are reflected in the non-cannabinoid segments